CURRENT AND DEFERRED INCOME TAX	12 Months Ended
Dec. 31, 2020
Income Taxes [Abstract]
CURRENT AND DEFERRED INCOME TAX	CURRENT AND DEFERRED INCOME TAX
The following table represents the major components of income tax expense recognized in the consolidated statements of income for the years ended December 31, 2020 and 2019:

Years ended December 31	2020	2019
Current tax expense	$22,544	$24,796
Deferred tax expense	18,309	5,576
Total income tax expense	$40,853	$30,372
12.CURRENT AND DEFERRED INCOME TAX (continued)

Income tax expense differs from the amount that would be computed by applying the Canadian statutory rate of 27% (2019- 27%) to income before income taxes. The reasons for the differences are as follows:

Years ended December 31	2020	2019
Income before income taxes	$181,321	$86,129
Statutory tax rate	27.00%	27.00%
Expected income tax expense	48,957	23,254

Increase (decrease) attributable to:
Non-taxable items	(30,371)	(17,654)
Foreign exchange	7,858	15,058
Differences in foreign and future tax rates	(7,272)	(3,309)
Investment incentive tax credits	1,983	—
Mineral and overseas withholding tax	17,027	10,249
Expired losses	1,129	738
Change in estimates in respect of prior years	(1,616)	(2,316)
Changes in recognition of deferred tax assets	3,003	3,952
Other	155	400
Total income tax expense	$40,853	$30,372
12.CURRENT AND DEFERRED INCOME TAX (continued)

The significant components of deferred income tax assets and deferred income tax liabilities as at December 31, 2020 and 2019 are presented below:

	December 31, 2020	December 31, 2019
Deferred income tax assets
Deductible temporary differences relating to:
Inventories	$2,691	$2,241
Reclamation and closure cost provision	6,140	4,760
Lease liabilities	24,247	917
Deductibility of other taxes	9,658	9,242
Share-based compensation	8,820	4,554
Other items	8,306	4,446
	59,862	26,160
Investment incentive tax credits (1)	168,447	—
Tax loss carryforwards	12,556	9,919
Total deferred income tax assets	$240,865	$36,079

Deferred income tax liabilities
Taxable temporary differences relating to:
Marketable securities	$(2,041)	$(4,118)
Inventories	(46,431)	(4,138)
Mineral properties, plant and equipment	(582,364)	(98,438)
Convertible notes	(13,105)	(15,046)
Mineral tax	(42,125)	(40,462)
Foreign withholding tax	(32,875)	—
Other items	(761)	(1,629)
Total deferred income tax liabilities	$(719,702)	$(163,831)

Balance sheet presentation
Deferred income tax assets	$4,612	$63
Deferred income tax liabilities	(483,449)	(127,815)
Deferred income tax liabilities, net	$(478,837)	$(127,752)

(1)The Company receives investment incentive tax credits for qualifying expenditures at Çöpler. The application of these tax credits, which are denominated in Turkish Lira, reduced income tax expense and cash tax payments for the year ended December 31, 2020 and are expected to offset future cash tax payments. Reviews of eligible expenditures for tax credits by local tax authorities occur periodically and can result in adjustments to the recognition of investment incentive tax credits.

As at December 31, 2020, an aggregate deferred tax liability of $14.1 million (2019 - $14.0 million) for temporary differences of $47.0 million (2019 - $46.5 million) related to investments in subsidiaries was not recognized as the Company controls the dividend policy of its subsidiaries (i.e., the Company controls the timing of reversal of the related taxable temporary differences and is satisfied that they will not reverse in the foreseeable future).
12.CURRENT AND DEFERRED INCOME TAX (continued)

The Company recognizes tax benefits on losses or other deductible amounts generated in countries where it determines that it is probable that taxable profits will be available to be utilized against those temporary differences. At December 31, 2020, the Company's unrecognized deductible temporary differences and unused tax losses for which no deferred tax asset is recognized consist of the following amounts:

	December 31, 2020	December 31, 2019
Mineral properties, plant and equipment	$523	$4,850
Reclamation and closure cost provision	61,650	46,418
Tax loss carryforwards and tax credits	38,235	15,192
Mineral and foreign withholding tax	570	616
Share-based compensation	9,591	—
Other items	8,214	6,913
Unrecognized deductible temporary differences	$118,783	$73,989

At December 31, 2020, the Company had the following estimated tax operating losses available to reduce future taxable income, including both losses for which deferred tax assets are utilized to offset applicable deferred tax liabilities and losses for which deferred tax assets are not recognized as listed in the table above. Losses expire at various dates and amounts between 2021 and 2040.

December 31, 2020
Mexico	$39,197
Canada	33,304
U.S.A.	7,802
Peru	71
Tax operating losses	$80,374